STOCK WARRANTS AND STOCK OPTIONS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exercise Price Per Shares Option Exercised	$ 1.50
Aggregate Intrinsic Value Ending Balance	$ 1,784,838	$ 1,173,737
Stock Options [Member]
Outstanding At Beginning Of Period	802,409	793,747
Option Granted	386,667	23,965
Options Exercised	(24,369)	(15,302)
Warrants Expired/forfeited	(111,351)
Outstanding At Ending Of Periods	1,053,356	802,409
Option Outstanding, Exercisable, Beginning Balance	417,491
Option Outstanding, Exercisable, Ending Balance	635,609	417,491
Exercise Price Per Shares Option Exercised	$ 0.79	$ 3.117
Exercise Price Per Shares Option Expired		$ 0
Weighted Average Remaining Contractual Lifes Beginning Balance	7 years 10 months 9 days	9 years
Weighted Average Remaining Contractual Lifes Options Granted	3 years 10 months 13 days	2 years 4 months 20 days
Weighted Average Remaining Contractual Lifes Ending Balance	6 years 2 months 15 days	7 years 10 months 9 days
Weighted Average Remaining Contractual Lifes, Exercisable, Beginning Balance	7 years 4 months 24 days
Weighted Average Remaining Contractual Lifes, Exercisable, Ending Balance	6 years 8 months 12 days
Weighted Average Exercise Price Per Shares Beginning Balance	$ 1.0077	$ 0.8283
Weighted Average Exercise Price Per Shares Options Granted	9.6900	6.4500
Weighted Average Exercise Price Per Shares Options Exercised	0.7902
Weighted Average Exercise Price Per Shares Options Expired	8.5800
Weighted Average Exercise Price Per Shares Ending Balance	3.3900	$ 1.0077
Weighted Average Exercise Price Per Shares Exercisable Beginning Balance	0.9495
Weighted Average Exercise Price Per Shares Exercisable Ending Balance	$ 1.5861
Aggregate Intrinsic Value Beginning Balance	$ 6,292,844	$ 5,238,080
Aggregate Intrinsic Value Options Granted	(301,815)	57,815
Aggregate Intrinsic Value Ending Balance	5,804,517	$ 6,292,844
Aggregate Intrinsic Value Exercisable, Beginning Balance	3,299,006
Aggregate Intrinsic Value Exercisable Ending Balance	$ 4,655,089
Stock Options [Member] | Minimum [Member]
Exercise Price Per Shares Option Expired	$ 0.7902
Outstanding At Beginning Of Period	0.792	$ 0.7902
Exercise Price Per Shares Option Granted	8.31	4.95
Outstanding At End Of Period	0.7903	0.792
Exercise Price Per Shares Exercisable Beginning Balance	0.7902
Exercise Price Per Shares Exercisable Ending Balance	0.7903	0.7902
Stock Options [Member] | Maximum [Member]
Exercise Price Per Shares Option Expired	9.87
Outstanding At Beginning Of Period	9.90	3.1170
Exercise Price Per Shares Option Granted	10.74	9.90
Outstanding At End Of Period	10.74	9.90
Exercise Price Per Shares Exercisable Beginning Balance	9.90
Exercise Price Per Shares Exercisable Ending Balance	$ 10.74	$ 9.90